Fair Value Measurementsn - Additional Information (Detail) - Fair Value, Inputs, Level 1, 2 and 3 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value, net derivative asset (liability) measured on recurring basis, unobservable inputs reconciliation, transfers, net	$ 0
Money Market Funds, at Carrying Value	8,700,000	$ 49,700,000
Marketable Securities	17,600,000	$ 0
Short-Term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest receivable	$ 27,000